Selected quarterly financial results (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Sales and revenues	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 65,875		$ 60,138		$ 42,588
Less: Revenues	(718)	(706)	(690)	(693)	(686)	(693)	(695)	(672)	(2,807)		(2,746)		(2,721)
Sales	15,357	15,739	16,684	15,288	16,557	15,023	13,535	12,277	63,068		57,392		39,867
Cost of goods sold	11,899	11,639	12,280	11,237	12,763	11,455	10,303	9,057	47,055		43,578		30,367
Gross margin	3,458	4,100	4,404	4,051	3,794	3,568	3,232	3,220
Profit (loss)	697	1,699	1,699	1,586	1,547	1,141	1,015	1,225	5,681	[1]	4,928	[1]	2,700	[1]
Profit (loss) per common share	$ 1.07	$ 2.60	$ 2.60	$ 2.44	$ 2.39	$ 1.76	$ 1.57	$ 1.91	$ 8.71		$ 7.64		$ 4.28
Profit (loss) per common share - diluted	$ 1.04	$ 2.54	$ 2.54	$ 2.37	$ 2.32	$ 1.71	$ 1.52	$ 1.84	$ 8.48	[2]	$ 7.40	[2]	$ 4.15	[2]
Goodwill impairment charge	$ 580								$ 580		$ 0		$ 0

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.